SEC 091-18886-fm
Mail Processing Section
MAY 28 2015
Washington DC
104

For Internal Use Only
Sec File No. 9- RECEIVED

2015 MAY 29 AM 8:40
SEC / MR

Submit 1 Original and 9 Copies

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

# FORM 19b-4(e)

**Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934**

**READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM**

15000783

**Part I** **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
**NASDAQ OMX BX, Inc. (traded pursuant to unlisted trading privileges)**
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
**Open End Management Investment Company**
3. Class of New Derivative Securities Product:
**Exchange Traded Fund**
4. Name of Underlying Instrument:
**Scientific Beta Extended Europe Multi-Beta Multi-Strategy Equal Risk Contribution Index**
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
**Broad-based**
6. Ticker Symbol(s) of New Derivative Securities Product:
**SCID**
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
**Listed on: Athens, Australian Stock Exchange (ASX), Borsa Italiana, Deutsche Borse, Euronext Amsterdam, Euronext Brussels, Euronext Lisbon, Euronext Paris, Irish Stock Exchange, London Stock Exchange, Mercado Continuo Espanol, NASDAQ Stock Market LLC, NYSE, OMX Nordic Exchange, Copenhagen, OMX Nordic Exchange, Helsinki, OMX Nordic Exchange, Stockholm, Oslo Stock Exchange, SWS Swiss**
8. Position Limits of New Derivative Securities Product (if applicable):
**Regular way trades settle on T + 3 (cash settled)**
9. Position Limits of New Derivative Securities Product (if applicable):
**N/A**

**Part II** **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
**Joan Conley**

Title:
**Secretary**

Telephone Number:
**301-978-8735**

Manual Signature of Official Responsible for Form:

Date: **May 14, 2015**

| Act | Securities Exchange Act of 1934 |
|---|---|
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | MAY 28 2015 |

SEC 2449 (6-01)